LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Principal
CORPORATE BONDS - 77.4%	Amount	Value
Aerospace & Defense - 1.7%
Honeywell International, Inc.
1.350%, 06/01/2025
Callable 05/01/2025	$3,000,000	$3,096,543
Raytheon Technologies Corp. (a)
3.700%, 12/15/2023
Callable 09/15/2023	1,750,000	1,905,473
		5,002,016
Banks - 7.6%
Bank of America Corp.:
2.625%, 10/19/2020	2,600,000	2,602,857
2.625%, 04/19/2021	1,704,000	1,725,983
4.450%, 03/03/2026	2,000,000	2,308,378
The Bank of New York Mellon Corp.
2.800%, 05/04/2026
Callable 02/04/2026	300,000	332,517
Comerica, Inc.
3.700%, 07/31/2023
Callable 06/30/2023	2,000,000	2,169,102
Truist Bank:
2.625%, 01/15/2022
Callable 12/15/2021	3,700,000	3,803,297
3.200%, 04/01/2024
Callable 05/01/2024	2,500,000	2,713,192
3.300%, 05/15/2026
Callable 04/15/2026	4,333,000	4,866,781
Wells Fargo & Co.
4.125%, 08/15/2023	2,000,000	2,185,926
		22,708,033
Biotechnology - 2.1%
Amgen, Inc.:
2.600%, 08/19/2026
Callable 05/19/2026	1,000,000	1,088,020
2.200%, 02/21/2027
Callable 12/21/2026	5,000,000	5,308,963
		6,396,983
Chemicals - 0.7%
Ecolab, Inc.
2.375%, 08/10/2022
Callable 07/10/2022	1,925,000	1,996,207

Communications Equipment - 2.5%
Cisco Systems, Inc.
1.850%, 09/20/2021
Callable 08/20/2021	3,000,000	3,043,861
QUALCOMM, Inc.
2.900%, 05/20/2024
Callable 03/20/2024	4,000,000	4,309,534
		7,353,395
Computers & Peripherals - 2.1%
Apple, Inc.:
2.400%, 05/03/2023	3,250,000	3,424,007
2.500%, 02/09/2025	2,515,000	2,715,947
		6,139,954
Consumer Finance - 1.5%
American Express Co.:
3.000%, 10/30/2024
Callable 09/29/2024	2,000,000	2,171,981
4.200%, 11/06/2025
Callable 10/06/2025	2,000,000	2,319,058
		4,491,039
Containers & Packaging - 2.3%
Ball Corp.:
5.000%, 03/15/2022	2,000,000	2,106,950
5.250%, 07/01/2025	4,252,000	4,820,918
		6,927,868
Diversified Financials - 4.2%
JPMorgan Chase & Co.:
3.375%, 05/01/2023	3,788,000	4,044,142
2.700%, 05/18/2023
Callable 03/18/2023	1,855,000	1,960,100
3.875%, 02/01/2024	1,750,000	1,932,751
3.300%, 04/01/2026
Callable 01/01/2026	3,500,000	3,883,299
3.200%, 06/15/2026
Callable 03/15/2026	636,000	706,491
		12,526,783
Diversified Telecommunication Services - 8.0%
AT&T, Inc.:
3.800%, 02/15/2027
Callable 11/15/2026	2,000,000	2,259,589
4.250%, 03/01/2027
Callable 12/01/2026	4,000,000	4,649,275
2.300%, 06/01/2027
Callable 04/01/2027	3,000,000	3,148,525
4.100%, 02/15/2028
Callable 11/15/2027	2,000,000	2,318,296
Verizon Communications, Inc.:
1.237% (3 Month LIBOR USD + 1.000%), 03/16/2022 (b)	2,200,000	2,225,569
2.450%, 11/01/2022
Callable 08/01/2022	1,750,000	1,813,431
3.500%, 11/01/2024
Callable 08/01/2024	1,750,000	1,933,838
2.625%, 08/15/2026	3,000,000	3,283,764
4.125%, 03/16/2027	2,000,000	2,367,334
		23,999,621
Electrical Equipment & Instruments - 2.7%
Emerson Electric Co.:
2.625%, 12/01/2021
Callable 11/01/2021	950,000	974,784
3.150%, 06/01/2025
Callable 03/01/2025	5,000,000	5,515,715
Rockwell Automation, Inc.
2.875%, 03/01/2025
Callable 12/01/2024	1,440,000	1,571,598
		8,062,097
Electronic Equipment & Instruments - 1.6%
Trimble, Inc.
4.150%, 06/15/2023
Callable 05/15/2023	4,500,000	4,853,170

Health Care Equipment & Supplies - 6.1%
Danaher Corp.
3.350%, 09/15/2025
Callable 06/15/2025	5,500,000	6,144,027
Thermo Fisher Scientific, Inc.:
3.000%, 04/15/2023
Callable 02/15/2023	2,475,000	2,619,307
4.150%, 02/01/2024
Callable 11/01/2023	4,500,000	4,978,194
2.950%, 09/19/2026
Callable 06/19/2026	4,000,000	4,458,780
		18,200,308
Health Care Providers & Services - 2.2%
CVS Health Corp.:
0.962% (3 Month LIBOR USD + 0.720%), 03/09/2021 (b)	4,500,000	4,511,744
4.125%, 05/15/2021
Callable 02/15/2021	2,000,000	2,029,682
		6,541,426
Household Products - 0.3%
The Procter & Gamble Co.
8.000%, 09/01/2024	775,000	990,247

Internet & Catalog Retail - 1.7%
Amazon.com, Inc.
2.500%, 11/29/2022
Callable 08/29/2022	5,000,000	5,214,274

Media & Entertainment - 2.1%
Alphabet, Inc.:
3.375%, 02/25/2024	4,000,000	4,400,372
1.998%, 08/15/2026
Callable 05/15/2026	1,725,000	1,852,118
		6,252,490
Multiline Retail - 1.5%
Family Dollar Stores, Inc.
5.000%, 02/01/2021	4,500,000	4,562,695

Oil & Gas & Consumable Fuels - 5.3%
Chevron Corp.:
2.411%, 03/03/2022
Callable 01/03/2022	1,450,000	1,488,337
2.355%, 12/05/2022
Callable 09/05/2022	1,000,000	1,039,012
2.954%, 05/16/2026
Callable 02/16/2026	1,870,000	2,086,398
Enterprise Products Operating, LLC:
2.800%, 02/15/2021	2,000,000	2,018,076
2.850%, 04/15/2021
Callable 03/15/2021	2,500,000	2,528,085
3.750%, 02/15/2025
Callable 11/15/2024	2,963,000	3,298,403
Kinder Morgan Energy Partners, L.P.
4.250%, 09/01/2024
Callable 06/01/2024	3,000,000	3,324,130
		15,782,441
Pharmaceuticals - 3.8%
Abbott Laboratories:
3.400%, 11/30/2023
Callable 09/30/2023	1,750,000	1,904,132
2.950%, 03/15/2025
Callable 12/15/2024	3,925,000	4,292,692
Bristol-Myers Squibb Co.
3.625%, 05/15/2024
Callable 02/15/2024	4,750,000	5,236,887
		11,433,711
Real Estate Investment Trusts - 3.7%
American Tower Corp.:
3.500%, 01/31/2023	3,500,000	3,722,694
5.000%, 02/15/2024	2,500,000	2,829,141
3.375%, 10/15/2026
Callable 07/15/2026	4,030,000	4,466,332
		11,018,167
Road & Rail - 5.2%
Burlington Northern Santa Fe, LLC:
3.000%, 03/15/2023
Callable 12/15/2022	4,695,000	4,950,334
3.000%, 04/01/2025
Callable 01/01/2025	2,250,000	2,472,394
Union Pacific Corp.:
3.250%, 01/15/2025
Callable 10/15/2024	1,500,000	1,652,103
3.750%, 07/15/2025
Callable 05/15/2025	3,025,000	3,447,345
United Parcel Service, Inc.
2.450%, 10/01/2022	3,000,000	3,135,411
		15,657,587
Semiconductor Equipment & Products - 0.9%
Intel Corp.
3.700%, 07/29/2025
Callable 04/29/2025	2,250,000	2,557,804

Software - 5.0%
Adobe, Inc.
1.900%, 02/01/2025
Callable 01/01/2025	4,280,000	4,529,810
Oracle Corp.:
2.500%, 10/15/2022	3,000,000	3,132,982
2.650%, 07/15/2026
Callable 04/15/2026	2,000,000	2,187,585
3.250%, 11/15/2027
Callable 08/15/2027	4,500,000	5,093,845
		14,944,222
Specialty Retail - 2.6%
The Home Depot, Inc.:
2.700%, 04/01/2023
Callable 01/01/2023	2,750,000	2,898,705
2.950%, 06/15/2029
Callable 03/15/2029	2,500,000	2,826,974
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	2,203,000	2,206,316
		7,931,995
TOTAL CORPORATE BONDS
(Cost $219,037,329)		231,544,533

U.S. GOVERNMENT ISSUES - 11.4%
U.S. Treasury Inflation Indexed Bonds - 1.4%
0.625%, 01/15/2024	3,886,575	4,131,753

U.S. Treasury Notes - 10.0%
1.500%, 11/30/2021	4,000,000	4,063,594
1.125%, 02/28/2022	4,000,000	4,056,562
1.750%, 07/15/2022	2,000,000	2,058,281
1.375%, 02/15/2023	2,000,000	2,058,750
2.000%, 02/15/2023	2,000,000	2,088,203
2.000%, 02/15/2025	2,000,000	2,153,828
2.000%, 08/15/2025	1,000,000	1,083,945
1.625%, 02/15/2026	2,000,000	2,140,000
2.375%, 05/15/2027	2,000,000	2,255,391
3.125%, 11/15/2028	3,000,000	3,616,055
1.500%, 02/15/2030	4,000,000	4,318,125
		29,892,734
TOTAL U.S. GOVERNMENT ISSUES
(Cost $32,380,370)		34,024,487

U.S. GOVERNMENT SPONSORED ENTITIES - 7.9%
Fannie Mae - 1.6%
1.375%, 10/07/2021	2,950,000	2,987,091
0.500%, 06/17/2025	1,852,000	1,862,271
		4,849,362
Federal Home Loan Bank - 3.4%
1.780%, 01/22/2024
Callable 01/22/2021	2,230,000	2,219,222
2.375%, 03/13/2026	3,575,000	3,941,762
2.820%, 06/27/2029
Callable 06/27/2022	4,000,000	4,081,234
		10,242,218
Freddie Mac - 2.9%
2.375%, 01/13/2022	2,000,000	2,058,255
1.000%, 04/16/2025 (c)
Callable 10/16/2020	3,000,000	3,001,191
0.750%, 05/28/2025
Callable 05/28/2021	3,500,000	3,507,933
		8,567,379
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $23,610,678)		23,658,959

SHORT-TERM INVESTMENTS - 2.7%
Corporate Bonds - 1.3%
AbbVie, Inc.
2.300%, 05/14/2021
Callable 04/14/2021	2,500,000	2,523,541
Cisco Systems, Inc.
2.200%, 02/28/2021	1,225,000	1,234,673
		3,758,214
Money Market Fund - 1.4%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.02% (d)	4,075,618	4,075,618

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,825,374)		7,833,832

Total Investments - 99.4%		297,061,811
(Cost $282,853,751)
Other Assets in Excess of Liabilities - 0.6%		1,673,565
TOTAL NET ASSETS - 100.0%		$298,735,376

(a)	Rule 144A security. Resale to the public may require registration or may extend only to qualified institutional buyers. The value of the Rule 144A securities was
$1,905,473 representing 0.6% of the Fund’s total net assets.
(b)	Floating rate.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2020 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Fund's portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of September 30, 2020, the Fund's assets carried at fair value were classified as follows:

LKCM Fixed Income Fund
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$235,302,747	$–	$235,302,747
U.S. Government Issues	–	34,024,487	–	34,024,487
U.S. Government Sponsored Entities	–	23,658,959	–	23,658,959
Money Market Fund	4,075,618	–	–	4,075,618
Total Investments	$4,075,618	$292,986,193	$–	$297,061,811